S000008435 [Member] Expense Example - International Equity Fund - International Equity Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 263
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,474
Expense Example, with Redemption, 10 Years	$ 3,140